Supplemental Cash Flow Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	$ (60,683)	$ (107,051)	$ (100,000)
Peary Spirit (note 12g) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	(37,729)
Scott Spirit (note 12j) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)	(22,954)
Falcon Spirit (note 12c) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(14,099)
Rio das Ostras (note 12d) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(58,721)
Amundsen Spirit [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(17,671)
Nansen Spirit (note 12f) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)		(16,560)
Petrojarl Varg (note 12b) [Member]
Cash portion of the purchase price of vessels acquired from Teekay
Purchase of vessels from Teekay Corporation (note 16f)			$ (100,000)